INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Income-producing properties		Dec. 31, 2021	Dec. 31, 2020
Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		9.75%	10.50%
Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		8.75%	9.75%
Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		3.60%	4.40%
Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		3.75%	4.50%
Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	5.67%	6.38%
Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	5.03%	5.82%
Canada | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		6.50%	6.25%
Canada | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		5.75%	5.50%
Canada | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		4.50%	5.25%
Canada | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		4.00%	4.75%
Canada | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	5.14%	5.71%
Canada | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	4.54%	5.22%
United States | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		9.25%	9.25%
United States | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		8.50%	8.50%
United States | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		4.75%	5.00%
United States | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		3.75%	4.75%
United States | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	5.54%	6.18%
United States | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	4.79%	5.58%
Germany | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		9.75%	9.00%
Germany | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		8.75%	8.25%
Germany | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		4.90%	5.50%
Germany | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		3.90%	4.50%
Germany | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	6.48%	6.85%
Germany | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	5.38%	5.83%
Austria | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		9.50%	10.50%
Austria | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		7.65%	9.75%
Austria | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		7.90%	8.25%
Austria | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		6.65%	7.00%
Austria | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	8.28%	8.58%
Austria | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	7.16%	7.47%
Netherlands | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		6.25%	6.25%
Netherlands | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		7.40%	7.40%
Netherlands | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)		3.60%	4.40%
Netherlands | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)		3.80%	4.80%
Netherlands | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	4.44%	4.99%
Netherlands | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	[1]	4.94%	5.58%
Other | Maximum
Investment Properties:
Key valuation metrics (as a percent)			9.75%
Other | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)			7.50%
Other | Minimum
Investment Properties:
Key valuation metrics (as a percent)			6.00%
Other | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)			7.00%
Other | Weighted average
Investment Properties:
Key valuation metrics (as a percent)	[1]		6.97%
Other | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	[1]		7.32%

[1]	Weighted based on income-producing property fair value.